Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Total	Share capital [member]	Foreign currency translation difference reserves [member]	Gains from cash flow hedge [member]	Gains (losses) from financial assets measured at fair value through other comprehensive income [member]	Losses from measurement of defined benefit plans [member]	Other miscellaneous reserves [member]	Total other reserves [member]	Retained earnings [member]	Equity attributable to owners of the Parent [member]	Non-controlling interests [member]
Equity at beginning of the year at Dec. 31, 2015		$ 2,400,356	$ 477,386	$ (14,035)	$ (1,699)		$ (2,386)	$ (1,677)	$ (19,797)	$ 1,882,196	$ 2,339,785	$ 60,571
Profit for the year		281,924	0	0	0		0	0	0	278,290	278,290	3,634
Other comprehensive income		548	0	(2,287)	1,763	$ 3,513	(2,448)	0	541	0	541	7
Comprehensive income		282,472	0	(2,287)	1,763	3,513	(2,448)	0	541	278,290	278,831	3,641
Dividends		(378,014)	0	0	0	0	0	0	0	(375,000)	(375,000)	(3,014)
Increase (decrease) due to transfers and other changes		2,458		(3,141)	0	0	0	9,509	6,368	(3,910)	2,458	0
Increase (decrease) in equity		(93,084)	0	(5,428)	1,763	3,513	(2,448)	9,509	6,909	(100,620)	(93,711)	627
Equity at end of the year at Dec. 31, 2016		2,307,272	477,386	(19,463)	64	3,513	(4,834)	7,832	(12,888)	1,781,576	2,246,074	61,198
Profit for the year		428,417	0	0	0		0	0	0	427,697	427,697	720
Other comprehensive income		(4,948)	0	(5,450)	2,184	(576)	(1,119)	0	(4,961)	0	(4,961)	13
Comprehensive income		423,469	0	(5,450)	2,184	(576)	(1,119)	0	(4,961)	427,697	422,736	733
Dividends		(483,273)	0	0	0	0	0	0	0	(480,989)	(480,989)	(2,284)
Increase (decrease) due to transfers and other changes		0	0	0	0	0	0	3,500	3,500	(3,500)	0	0
Increase (decrease) in equity		(59,804)	0	(5,450)	2,184	(576)	(1,119)	3,500	(1,461)	(56,792)	(58,253)	(1,551)
Equity at end of the year at Dec. 31, 2017		2,247,468	477,386	(24,913)	2,248	2,937	(5,953)	11,332	(14,349)	1,724,784	2,187,821	59,647
Equity at beginning of the year (Increase (decrease) due to changes in accounting policies [member]) at Dec. 31, 2017	[1]	(1,680)	0	0	0	0	0	0	0	(1,680)	(1,680)	0
Equity at beginning of the year at Dec. 31, 2017		2,245,788	477,386	(24,913)	2,248	2,937	(5,953)	11,332	(14,349)	1,723,104	2,186,141	59,647
Profit for the year		442,063	0	0	0		0	0	0	439,830	439,830	2,233
Other comprehensive income		(486)	0	(1,394)	5,723	(4,048)	(931)	0	(650)	0	(650)	164
Comprehensive income		441,577	0	(1,394)	5,723	(4,048)	(931)	0	(650)	439,830	439,180	2,397
Dividends		(549,563)	0	0	0	0	0	0	0	(539,830)	(539,830)	(9,733)
Increase (decrease) in equity		(107,986)	0	(1,394)	5,723	(4,048)	(931)	0	(650)	(100,000)	(100,650)	(7,336)
Equity at end of the year at Dec. 31, 2018		$ 2,137,802	$ 477,386	$ (26,307)	$ 7,971	$ (1,111)	$ (6,884)	$ 11,332	$ (14,999)	$ 1,623,104	$ 2,085,491	$ 52,311

[1]	See Note 2.4 for description of changes in accounting policies.